Allowance for Credit Losses on Finance Receivables (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses on finance receivables	¥ 28,437	¥ 37,320
Retail
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses on finance receivables	25,578
Direct financing leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses on finance receivables	1,455
Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses on finance receivables	¥ 1,404